VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Vessels and Other Property) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ (768,511)	$ (736,874)
Net Carrying Value	$ 2,052,968	2,084,859	$ 2,213,217
Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Cost		2,799,007	2,804,179	$ 2,784,023	$ 3,307,813
Accumulated Depreciation		(718,349)	(603,603)	(495,391)	(591,256)
Net Carrying Value		2,080,658	2,200,576	$ 2,288,632	$ 2,716,557
Other Property [Member]
Property, Plant and Equipment [Line Items]
Cost		22,726	34,360
Accumulated Depreciation		(18,525)	(21,719)
Net Carrying Value		4,201	12,641
Vessel/Fleet and Other Property [Member]
Property, Plant and Equipment [Line Items]
Net Carrying Value		$ 2,084,859	$ 2,213,217